Income Taxes (Components of Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Income Tax Assets [Abstract]
Unutilized tax loss carryforwards	$ 79,764	$ 75,995
Deferred Tax Assets Financing And Offering Costs	677	2,973
Foreign tax credits available for carryforward	14,567	14,567
Accounting provisions not currently deductible for tax	54,532	51,453
Tax value of capital assets in excess of carrying value	0	0
Tax value of intangilbles and landfill assets in excess of carrying value	18,475	27,943
Deferred Tax Assets, Other	643	768
Valuation allowance	(18,267)	(18,267)
Deferred Tax Assets, Net of Valuation Allowance	150,391	155,432
Deferred Income Tax Liabilities [Abstract]
Carrying value of capital assets in excess of tax value	81,855	55,717
Carrying value of intangibles and landfill assets in excess of tax value	166,109	170,389
Carrying value of deferred financing costs in excess of tax value	0	0
Deferred Tax Liabilities, Other	6,222	5,560
Deferred Tax Liabilities, Net	254,186	231,666
Net deferred income tax liabilities	103,795	76,234
Canada
Deferred Income Tax Liabilities [Abstract]
Net deferred income tax liabilities	38,231	42,348
UNITED STATES
Deferred Income Tax Liabilities [Abstract]
Net deferred income tax liabilities	$ 65,564	$ 33,886